Share-Based Compensation Performance Shares (Details) - $ / shares shares in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	0.4
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 83.11
EBITDA CAGR [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period		0.2	0.2	0.3
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value		$ 79.36	$ 58.40	$ 58.83
Share-based Compensation Arrangement by Share-based Payment Award, Terms of Award	50 percent of the awards subject to achievement based on the compound annual growth rate ("CAGR") of the Company's earnings before interest expense, a provision for income taxes and depreciation and amortization ("EBITDA"), adjusted to exclude certain items ("Adjusted EBITDA")
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage		50.00%
Free cash flow CAGR [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period		0.2	0.2
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value		$ 79.36	$ 58.40
Share-based Compensation Arrangement by Share-based Payment Award, Terms of Award	50 percent of the awards subject to achievement based on the Company's free cash flow ("FCF") per share CAGR
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage		50.00%
2017 awards [Member] | EBITDA CAGR [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance Shares achievement percentage		200.00%
2017 awards [Member] | Free cash flow CAGR [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance Shares achievement percentage		200.00%
2018 awards [Member] | EBITDA CAGR [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance Shares achievement percentage		150.00%
2018 awards [Member] | Free cash flow CAGR [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance Shares achievement percentage		150.00%
Minimum [Member] | Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage	0.00%
Maximum [Member] | Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage	200.00%
Target [Member] | Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage	100.00%